Derivative Financial Instruments (Derivative Instrument Gains And Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	$ 91.5	$ 111.5	$ 16.1
Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact			0.7
Qualifying Hedges [Member] | Foreign Currency Forward Contracts - Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact			0.7
Non-Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	91.5	111.5	15.4
Non-Qualifying Hedges [Member] | Cross Currency Swaps - Net Investment Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact		4.1	11.5
Non-Qualifying Hedges [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	3.6	7.2	19.1
Non-Qualifying Hedges [Member] | Interest Rate Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	1.6	(2.4)
Non-Qualifying Hedges [Member] | Foreign Currency Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	116.5	118.1	(12.1)
Non-Qualifying Hedges [Member] | Equity Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	0.2	(0.7)	0.8
Non-Qualifying Hedges [Member] | TRS [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	$ (30.4)	$ (14.8)	$ (3.9)